CONCENTRATION RISKS	6 Months Ended
Jun. 30, 2011
Concentration Risks
CONCENTRATION RISKS
NOTE L – CONCENTRATION RISKS

The Company primarily engages in the distribution of bio-plastic products in the United States from a supplier in China. The Company’s products are mainly sold to domestic distributors. The following tables depict revenues and expenditures to major customers and major suppliers with greater than 10% of their respective totals.

a. Major Customers

The following table summarizes sales to major customers (each 10% or more of revenues):

	Sales to	Receivable as	Percentage of
Six months ended June 30, 2011	the customer	of June 30, 2011	total revenue
Bunzl and its affiliates	$824,883	$217,605	59%
Unified Management	328,063	435	24%

	Sales to	Receivable as	Percentage of
Six months ended June 30, 2010	the customer	June 30, 2010	total revenue
Bunzl and its affiliates	$810,956	$222,700	72%

Over 50% of our revenue is derived from Bunzl Distribution USA, Inc. (Bunzl) and its affiliates. If Bunzl were to terminate or materially reduce, for any reason, its business relationship with us, our operating results would be materially harmed.

b. Major Suppliers

The table following summarizes purchases from major suppliers (each 10% or more of purchases):

	Purchases from	Payable as	Percentage of
Six months ended June 30, 2011	the supplier	of June 30, 2011	total purchases
Zwest	$914,443	$755,215	99%

	Purchases from	Payable as	Percentage of
Six months ended June 30, 2010	the supplier	June 30, 2010	total purchases
Zwest	$572,275	$371,773	99%

The Company is dependent upon a single manufacturer for over 90% of the products we sell, which manufacturer is located in the People’s Republic of China (the "PRC"). Each shipment of the products could be delayed, waylaid, rerouted, stolen, lost or damaged, each of which could affect the performance and profitability of the Company. The Company may also face increased pressure for the supply of finished products that are produced by the manufacturer, as a result of increased demand and competitors seeking to displace the Company.

NOTE L – STOCKHOLDERS' EQUITY

Stock Split

In August 2011, the Company reincorporated under the laws of the State of Nevada. In connection with the reincorporation, the Company became authorized to issue 120,000,000 shares, of which 100,000,000 shares are designated as common stock, $0.001 par value, and 20,000,000 shares are designated as preferred stock, $0.001 par value. All share and per share amounts for all periods presented in these financial statements and notes thereto, have been adjusted retroactively, where applicable, to reflect the reverse stock split.

Common Stock:

During the six months ended June 30, 2011 and 2010, the Company granted 112,500 shares and 36,000 shares of its Common Stock to non-employees for their services. These shares were recorded at their then fair value of $225,000 and $42,107, respectively.

During the six months ended June 30, 2011, the Company issued 160,500 common shares and received gross proceeds of $321,000. No offering costs were incurred.

Preferred Stock:

In August 2011, the Company converted all of its outstanding Convertible Preferred Stock into 906,609 shares of the Company’s Common Stock.